Document And Entity Information	Mar. 31, 2026
Document Information [Line Items]
Entity, Registrant Name	Gorilla Technology Group Inc.
Current Fiscal Year End Date	--12-31
Document, Period End Date	Mar. 31, 2026
Document, Type	6-K
Entity, File Number	001-41448
Amendment Flag	false
Entity, Central Index Key	0001903145